Reserves - Disclosure of Restricted Share Units Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017
Disclosure of restricted share units reserve [line items]
Recognition of fair value of RSUs issued	[1]	$ 1,394	$ 1,249	$ 1,273	$ 1,196	$ 2,582
RSU [member]
Disclosure of restricted share units reserve [line items]
Restricted Share Units Reserve, Beginning Balance		4,303	5,178	3,400	3,669	3,993
Recognition of fair value of RSUs issued		810	598	593	214	1,207
Restricted share units released		(4)	(1,473)		(483)	(22)
Restricted Share Units Reserve, Ending balance		$ 5,109	$ 4,303	$ 3,993	$ 3,400	$ 5,178

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.